Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

June 11, 2013

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 300 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that, for Class R6 shares of the Wells Fargo Advantage Common Stock Fund, the Wells Fargo Advantage Discovery Fund, the Wells Fargo Advantage Emerging Markets Equity Fund, the Wells Fargo Advantage Small Cap Value Fund and the Wells Fargo Advantage Special Mid Cap Value Fund, (i) the form of prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 300 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on June 6, 2013.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that, for Class R of the Wells Fargo Advantage Dow Jones Target Date Funds (the "Target Date Funds"), (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 300 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on June 6, 2013.

The Statement of Additional Information for Class R of the Target Date Funds will be filed pursuant to Rule 497(c) under the Act to reflect non-material changes.

If you have any questions or would like further information, please call me at (617) 210-3662.

Sincerely,

  /s/ Brian J. Montana

Brian J. Montana

Senior Counsel